INVENTORIES (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Classes of current inventories [abstract]
Cost of inventories expense	$ 44,474	$ 50,067
Allowance for impairment of inventory	203,553	0
Prepaid inventory	$ 0	$ 114,725	$ 855,415